COMMITMENTS	12 Months Ended
Dec. 31, 2021
COMMITMENTS
COMMITMENTS

NOTE 16 - COMMITMENTS:

Agreements to purchase intellectual property and commercial products:

1)   On August 11, 2010, the Company entered into an agreement with a publicly-traded  Australian company in an asset purchase agreement to acquire intellectual property relating to three therapeutic candidates for the treatment of gastrointestinal conditions. Pursuant to the asset purchase agreement, as amended, the Company paid the Australian company an initial amount of $500,000 and undertook to pay future payments in the range of 7% - 20% from the Company’s revenues that may be generated from the sale and sublicense of the therapeutic candidates, less certain deductible amounts, as detailed in the agreement. Such potential payments are due until termination or expiration of the last of the patents transferred to the Company pursuant to the agreement (each on a product-by-product basis).

Through December 31, 2021, the Company has paid the Australian company in total $1.5 million.

2)   On June 30, 2014, the Company entered into an agreement with a German company that granted the Company the exclusive worldwide (excluding China, Hong Kong, Taiwan, and Macao) development and commercialization rights to all indications to a therapeutic candidate. Under the terms of the agreement, the Company paid the German company an upfront payment of $1 million and agreed to pay the German company potential tiered royalties, less certain deductible amounts, as detailed in the agreement, ranging from mid-teens and up to 30%. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2021, the Company has paid the German company only the initial amount mentioned above.

3)   On March 30, 2015, the Company entered into an agreement with a U.S.-based private company that granted the Company the exclusive worldwide development and commercialization rights for all indications to a therapeutic candidate, and additional intellectual property rights, targeting multiple oncology, inflammatory and GI indications. Under the terms of the agreement, the Company undertook to pay the U.S. company an initial amount of $1.5 million and an additional amount of $2 million to be paid on a specific date. In addition, the Company undertook to pay up to $2 million in potential development milestone payments, and potential tiered royalties on revenues, less certain deductible amounts starting in the low double-digits, as detailed in the agreement. Such potential royalties are due until the later of (i) the expiration of the last to expire licensed patent that covers the product in the relevant country; and (ii) the expiration of regulatory exclusivity in the relevant country. Through December 31, 2021, the Company paid the U.S. company a total of $3 million.

Following an amendment to the agreement from February 2018, during December 2018, the Company elected to convert the current payment of the remaining $0.5 million into increased future potential royalty payments. As of December 31, 2021, and December 31, 2020, the Company recognized an amount of $0.75 million, as a non-current liability with respect to the increase in potential royalty payments.

4)   On October 17, 2019, the Company entered into a strategic collaboration with Cosmo Pharmaceuticals N.V. (“Cosmo”), which includes an exclusive license agreement, as amended, for the U.S. rights to Aemcolo® and a simultaneous private investment by Cosmo.

Under the terms of the license agreement, Cosmo invested $36.3 million in cash and granted the Company the exclusive rights to commercialize Aemcolo® in the U.S. for travelers’ diarrhea.

The license agreement also grants the Company certain rights related to the potential development of additional indications for Aemcolo®, as well as arrangements related to other pipeline therapeutic candidates of Cosmo. Under the terms of the agreements, the Company issued 5,185,715 ADSs to Cosmo for the cash investment and 1,714,286 ADSs to Cosmo Technologies Ltd, a wholly-owned subsidiary of, as an upfront payment for the U.S commercialization rights granted under the license. In addition, the Company agreed to pay Cosmo a royalty percentage in the high twenties on net sales generated from the commercialization of Aemcolo® in the U.S. The license agreement further provides for potential regulatory and commercial milestone payments to Cosmo totaling up to $100 million.

With respect to this agreement, the Company measured the commercialization rights based on their fair value (approximately $11.8 million, as of the date of the acquisition) with a corresponding credit to equity. See also note 11(b).

5)   Movantik® acquisition:

1. General

In connection with the agreements mentioned in note 1a(2), on April 1, 2020 (“Effective Date”), RedHill Inc. made an upfront payment of $52.5 million to AstraZeneca, and the AstraZeneca License Agreement, the Supply Agreement and the TSA became effective. Under the terms of the AstraZeneca License Agreement, as amended on July 14, 2020, RedHill Inc. agreed to pay a further non-contingent payment of $15.5 million in December 2021.

On March 11, 2021, RedHill Inc and AstraZeneca signed an amendment to the License Agreement, pursuant to which, the $15.5 million payment due in December 2021 was adjusted to gradual payments starting in March 2021 and ending in December 2022, totaling $16 million. The amendment is not considered a substantial modification of the terms and resulted in an adjustment of approximately $0.5 million in the carrying amount of the payable in respect of intangible assets purchase and a corresponding charge in the consolidated statements of comprehensive loss, under financial expenses.

RedHill Inc. will also assume responsibility for sales-based royalty, currently at a rate of 20%, as well as sales-based potential milestone payments that AstraZeneca is required to pay to Nektar Therapeutics (“Nektar”), the originator of Movantik®. The Company considers the likelihood of having to pay the milestone payments or increased royalties as negligible.

In addition, AstraZeneca transferred on the Effective Date to RedHill Inc. a co-commercialization agreement with Daiichi Sankyo, Inc. (“DSI”) for Movantik® in the U.S, according to which, RedHill Inc. would share costs and pay sales-based payments to DSI under that agreement. Effective July 1, 2020, RedHill Inc. and DSI replaced this agreement with a new royalty-bearing agreement. See note 16(6) below. On October 6, 2020, the parties amended the License Agreement to grant RedHill Inc. also the exclusive commercialization and development rights to Movantik® (naloxegol) in Israel.

Under its Supply Agreement with AstraZeneca used in connection with its commercialization of Movantik®, RedHill Inc. undertook an obligation for future purchase of API, bulk tables and finished goods. As of December 31, 2021, the total consideration for such purchase is approximately $22 million. RedHill Inc. expects to purchase the inventory, in the regular course of business, through 2025, as part of its ongoing commercialization of Movantik®.

On February 22, 2021, Aether Therapeutics Inc. (“Aether”), filed a complaint against RedHill Inc in the United States District Court for the District of Delaware ("Aether Litigation"). The complaint asserts that the Company's marketing of the Movantik® product infringes certain U.S. Patents held by Aether (the "Aether Patents"). Aether has asserted the Aether Patents against other entities previously involved in the marketing of Movantik®. The complaint requests customary remedies for patent infringement. Given the early stage of the Aether Litigation, the Company is unable to predict the likelihood of success of the claims of Aether or to quantify any risk of loss.

2. Accounting treatment

The Company, in accordance with IFRS 3 – Business Combinations and IAS 38 – Intangible Assets, accounted for the acquisition of rights to Movantik® as an asset acquisition, that does not constitute a business, for the following considerations:

(a) The Supply Agreement provides RedHill Inc. with the ability to purchase finished products and materials from AstraZeneca during a transition period at approximately fair value, without acquiring AstraZeneca's organized workforce or existing processes required to manufacture Movantik®. That is, RedHill Inc. does not purchase an in-place manufacturing process nor any specialized equipment required for the manufacturing process, but instead, the purpose of the Supply Agreement is to enable RedHill Inc. to establish its own manufacturing capabilities, whether directly or through a third party, that would also require obtaining relevant regulatory approvals, which presumably will take a significant period of time.

(b)	The TSA is intended to allow a smooth transition of the different activities related to Movantik® for a relatively short period and is not intended for RedHill Inc. to acquire AstraZeneca's organized workforce, supply chain or distribution processes. The TSA had terminated on September 30, 2020.
(c)	In addition, the Company determined that the concentration test under the new definition of a business is met, since substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. (the rights to produce and sell Movantik®). Therefore, the Movantik® acquisition does not represent a business combination, rather than an asset acquisition.

The total acquisition consideration, including upfront payment, discounted present value of the deferred payment and directly attributable transaction costs amounted to approximately $65 million. Since all acquired assets are intended to generate revenues from sales of Movantik® and have a similar useful life, the Company attributed this consideration to a single intangible asset representing the acquired rights to Movantik®. The intangible asset shall be amortized commencing the Effective Date on a straight-line basis over its useful life, which was re-estimated at approximately 12.5 years from the Effective Date (see also note 11(a) with regards to change in estimation of the useful life).

With respect to sales-based royalties and milestone payments aforementioned, the Company applied an accounting policy, pursuant to which these variable payments shall not be included in the initial measurement of the cost of the intangible asset acquired, as they are not a present obligation of RedHill Inc. The sales-based royalties are expensed as incurred and recognized under Cost of Revenues.

Through September 30, 2020, AstraZeneca provided, among other services, Sales Order-To-Cash (SOTC) services. During this period, AstraZeneca remitted to RedHill Inc. the Sales Margin, as defined in the TSA, for the products sold and RedHill Inc. paid a fee of 4.5% of Net Revenues, as well as non-sales-based fees and out-of-pocket costs for the services rendered. During the SOTC period, the Company recognized revenues in the gross amount of consideration to which it expects to be entitled in exchange for the finished products transferred to the customers (the wholesalers). The fees and out-of-pocket costs were expensed as incurred. Starting October 1, 2020, AstraZeneca no longer provided the abovementioned services.

6)   As described in note 16 (5) above, as part of the Movantik® transaction, the Company undertook the pre-existing co-commercialization agreement with DSI, under which the Company and DSI share certain costs while paying DSI a significant share from its sales volume of Movantik®.

Effective July 1, 2020, RedHill Inc. and DSI replaced the co-commercialization agreement with a new royalty-bearing agreement, under which RedHill Inc. bears all responsibilities and costs for commercializing Movantik® in the U.S. During the term of this new agreement, RedHill Inc. will pay DSI a mid-teen royalty rate on net sales of Movantik® in the U.S. in addition to $5.1 million paid in January 2022 and $5 million to be paid in July of each of the years 2022 and 2023. Concurrently, the Company also entered into a security purchase agreement, under which DSI received 283,387 ADSs as a partial consideration in relation to Movantik®.

The Company recognized an intangible asset in the amount of approximately $12.5 million. This amount includes approximately $10.5 million for the present value of the above-mentioned payments, recognized against a corresponding financial liability and approximately $2 million for the ADSs issued to DSI.

The intangible asset recognized has similar estimated useful life as the intangible asset discussed in note 16 (5) above and are amortized on a straight-line basis over its useful life.

7)   As for an exclusive license agreement with Gaelan Medical Trade LLC for Talicia® in the United Arab Emirates (UAE) - see Note 28b.